Net finance income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance income
Interest income	¥ 123,969	¥ 145,225	¥ 66,344	¥ 40,433
Finance income	123,969	145,225	66,344	40,433
Finance costs
Interest on loans and borrowings	(90)	(226)	(405)	(1,545)
Interest on lease liabilities	(25,112)	(34,396)	(32,991)	(26,817)
Finance costs	(25,202)	(34,622)	(33,396)	(28,362)
Net finance income	¥ 98,767	¥ 110,603	¥ 32,948	¥ 12,071